Angel Oak Funds Trust
c/o U.S. Bank Global Fund Service
615 East Michigan Street
Milwaukee, WI 53202

October 27, 2023

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:	Angel Oak Funds Trust (the “Trust”)
File Nos. 333-197427 and 811-22980

Dear Sir or Madam:

Pursuant to Rule 485(a)(2) of the Securities Act of 1933, as amended (the “1933 Act”), the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust to add two new series, the Angel Oak High Yield Opportunities ETF and Angel Oak Mortgage-Backed Securities ETF (together, the “Funds”), is Post-Effective Amendment No. 48 under the 1933 Act and Amendment No. 49 under the 1940 Act to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

The Funds are expected to be the successors to the Angel Oak High Yield Opportunities Fund and Angel Oak Total Return Bond Fund, each a mutual fund series of the Trust, following reorganizations expected to take place in 2024.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (617) 290-8738 or michael.barolsky@usbank.com.

Very truly yours,

/s/ Michael D. Barolsky
Michael D. Barolsky
For U.S. Bancorp Fund Services, LLC,
as Administrator for the Trust

Enclosures